Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In connection with the preparation of the financial statements, the Plan administrator has evaluated subsequent events after December 31, 2025, through June 22, 2026, the date of the financial statement issuance, and concluded that no additional disclosure or recordable transactions were required.